Significant transactions (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about business combination [line items]
Net assets derecognized			$ (20,025)
Derecognition of distribution liability	$ 23,434		23,434
Difference between net assets and distribution liability			3,409
Shares obtained through consolidated foundation			1,273
Cumulative currency translation gains/losses recycled throught income statement	123	$ (946)	123	$ (946)
Transaction costs recognized in the consolidated income statement			(114)
Gain on distribution	$ 4,691		$ 4,691